CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			159 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Revenue	$ 110,553	$ 146,619	$ 84,145	$ 350,186
Expenses
Advertising and promotion	13,402	89,126	149,372	258,328
Amortization	43,620	42,918	26,284	113,118
Consulting fees	32,075	94,880	277,825	490,437
Filing fees	12,839	11,730	13,997	55,584
Foreign exchange	84,791	(17,380)	8,252	399,422
Interest and bank charges	208,076	210,352	56,147	688,619
Inventory costs	254,342	25,062	0	279,404
Management fees	241,701	256,962	242,326	1,028,782
Mineral property exploration expenditures	0	0	0	8,500
Mineral property option payments	0	0	0	3,428
Office and administrative	271,134	403,223	527,438	1,242,786
Oil and gas property exploration expenditures	0	0	0	202,686
Professional fees	192,171	159,262	98,617	896,622
Rent	221,568	203,931	178,706	643,092
Salaries, wages and benefits	1,091,594	1,675,220	1,135,857	4,348,505
Software development costs	0	0	442,579	638,660
Travel	90,068	124,285	102,744	378,170
Total Expenses	2,757,381	3,279,571	3,260,144	11,676,143
Net Loss For The Period	$ (2,646,828)	$ (3,132,952)	$ (3,175,999)	$ (11,325,957)
Basic And Diluted Loss Per Common Share	$ (0.04)	$ (0.04)	$ (0.05)
Weighted Average Number Of Common Shares Outstanding	71,128,000	71,128,000	61,940,000